Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Basis of presentation and description of business:

(a) Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). As at December 31, 2016 and 2015, the Holding Company consolidated one (two in 2014) variable interest entity (“VIE”) for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

  All intercompany balances and transactions have been eliminated upon consolidation.

The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income in a separate statement according to ASU 2011-05.

The Company owns and operates a fleet of crude oil and product carriers and two LNG carriers providing worldwide marine transportation services under long, medium or short-term charters.

As from January 1, 2015, the Company has reclassified certain categories within the Consolidated statement of comprehensive income in order to be consistent and comparable to other reporting entities within the peer group of tanker companies. Prior year data has been adjusted accordingly. Specifically, “Commissions” in the consolidated statements of comprehensive income of 2014 has been reclassified as “Voyage expenses”. Similarly, Amortization of deferred dry-docking costs is included within Depreciation and amortization, amounts relating to Management fees, Stock compensation expense and Management incentive award are included in General and administrative expenses, and Foreign currency losses/(gains) are included in vessel operating expenses.

Use of Estimates:

(b) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses, reported in the consolidated financial statements and the accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Comprehensive income:

(c) Comprehensive income: The statement of comprehensive income presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive (loss) on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate and consecutive statements.

Foreign Currency Translation:

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected within Operating expenses in the accompanying Consolidated Statements of Comprehensive Income.

Cash and Cash Equivalents:

(e) Cash and Cash Equivalents: The Company classifies highly liquid investments such as time deposits and certificates of deposit and their equivalents with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash.

Accounts Receivable, Net:

(f) Accounts Receivable, Net: Accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts (nil as of December 31, 2016 and 2015). The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowances for receivables deemed uncollectible primarily based on the aging of such balances and any amounts in dispute.

Inventories:

(g) Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or market value. The cost is determined primarily by the first-in, first-out method.

Fixed Assets:

(h) Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction and delivery of new buildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price.

Impairment of Vessels:

(i) Impairment of Vessels: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable, such as during severe disruptions in global economic and market conditions. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or possible disposition of each vessel, future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations. The review of the carrying amounts in connection with the estimated recoverable amount for certain of the Company’s vessels as of December 31, 2016, December 31, 2015 and December 31, 2014 did not indicate an impairment charge.

Reporting Assets held for sale:

(j) Reporting Assets held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets are classified as held for sale when all applicable criteria enumerated under ASC 360 “Property, Plant, and Equipment” are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2015, the Company considered that the suezmaxes Eurochampion 2004 and Euronike met the criteria to be classified as held for sale. At December 31, 2016, the Company decided to extend the period that the vessels are classified as held for sale beyond a financial year, as the sale of vessels is considered highly probable and the vessels are available for immediate sale in their present condition.

Accounting for Special Survey and Dry-docking Costs:

(k) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first fifteen years of vessels’ life and every two and a half years within the remaining useful life of the vessels). Until December 31, 2013, for vessels older than ten years, the Company estimated that the next dry-docking would be due in two and a half years. However, according to Classification Society regulations, vessels can defer dry-docking costs for five years during their first fifteen years of life, instead of ten years as previously estimated. This change in estimate does not have a material effect in the years ended December 31, 2016 and 2015, and is not expected to have a material effect in the following years. Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold is included as part of the carrying amount of the vessel in determining the gain on sale of the vessel.

Loan Costs:

(l) Loan Costs: Costs incurred for obtaining new loans or refinancing existing loans are capitalized and included in deferred charges and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made. Up to December 31, 2015, these costs were included in deferred charges. On January 1, 2016, the Company adopted ASU No. 2015-03 — Interest – Imputation of Interest effective for the financial statements for the fiscal year ending December 31, 2016 and interim periods within this fiscal year and thus presents deferred financing costs, net of accumulated amortization, as a reduction of long-term debt. In order to conform with the current period presentation, the Company has reduced Deferred charges, net by $7,531 and has decreased the amount of the related current and non-current obligations by $1,336 and $6,195, respectively on the consolidated balance sheet as of December 31, 2015 (see Notes 5 and 6). This reclassification has no impact on the Company’s results of operations, cash flows and net assets for any period.

Accounting for Revenue and Expenses:

(m) Accounting for Revenue and Expenses: Voyage revenues are generated from freight billings and time charter hire. Time charter revenue, including bare-boat hire, is recorded over the term of the charter as the service is provided. Revenues from voyage charters on the spot market or under contract of affreightment are recognized ratably from when a vessel becomes available for loading (discharge of the previous charterer’s cargo) to when the next charterer’s cargo is discharged, provided an agreed non-cancelable charter between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Revenues from variable hire arrangements are recognized to the extent the variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and all other revenue recognition criteria are met. Revenue from hire arrangements with an escalation clause is recognized on a straight-line basis over the charter term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. Vessel voyage and operating expenses and charter hire expense are expensed when incurred.

Unearned revenue represents cash received prior to the year end for which related service has not been provided, primarily relating to charter hire paid in advance to be earned over the applicable charter period. The operating revenues and voyage expenses of vessels operating under a tanker pool are pooled and are allocated to the pool participants on a time charter equivalent basis, according to an agreed formula. Voyage revenues for 2016, 2015 and 2014 included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2016	2015	2014
A	13%	14%	19%
B	13%	10%	13%
C	9%	9%	9%
D	7%	8%	5%

Segment Reporting:

(n) Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. The Company operates two liquefied natural gas (LNG) carriers which meets the quantitative thresholds used to determine reportable segments. The chief operating decision maker does not review the operating results of these vessels separately, or make any decisions about resources to be allocated to these vessels or assess their performance separately; therefore, the LNG carriers do not constitute a separate reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management. For the above reasons, the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of liquid energy related products.

Derivative Financial Instruments:

(o) Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also, the Company enters into bunker swap contracts and put or call options to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under the swap agreements are recognized as part of Interest and finance costs, net. On the inception of a put or call option on bunkers an asset or liability is recognized. The subsequent changes in its the fair value, and realized payments or receipts upon exercise of the options are recognized in the Statement of Comprehensive Income as part of the interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income/(loss) until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging,” the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive income and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

Fair Value Measurements:

(p) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 14). Upon issuance of guidance on the fair value option in 2007, the Company elected not to report the then existing financial assets or liabilities at fair value that were not already reported as such.

Accounting for Leases:

(q) Accounting for Leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. The Company held no operating leases at December 31, 2016.

Stock Based Compensation:

(r) Stock Based Compensation: The Company has a share based incentive plan that covers directors and officers of the Company and employees of the related companies. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock issued to crew members, directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock issued to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period (Note 8).

Recent Accounting Pronouncements adopted:

a) Going Concern: In August 2014, FASB issued ASU No. 2014-15 – “Presentation of Financial Statements - Going Concern”. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The Company has adopted the provisions of ASU 2014-05 on December 31, 2016.

b) Consolidation: In February 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-02-Consolidation. The amendments in this ASU affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. On January 1, 2016, the Company adopted ASU No. 2015-02 Consolidation (Topic 810), Amendments to the Consolidation Analysis effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company’s results of operations, cash flows and net assets for any period.

c) Debt Issuance costs: In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU” or “Update”) No. 2015-03 — Interest – Imputation of Interest to simplify the presentation of debt issuance costs. Previous guidance generally required entities to capitalize costs paid to third parties that are directly related to issuing debt and that otherwise wouldn’t be incurred and present those amounts separately as deferred charges (i.e., assets). However, the discount or premium resulting from the difference between the net proceeds received upon debt issuance and the amount payable at maturity is presented as a direct deduction from or an addition to the face amount of the debt. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements.

On January 1, 2016, the Company adopted ASU No. 2015-03 — Interest – Imputation of Interest effective for the financial statements for the fiscal year ending December 31, 2016 and interim periods within this fiscal year (section l above).

d) Business Combinations: In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. ASU 2015-16 eliminates the requirement that an acquirer in a business combination account for measurement-period adjustment during the period in which it determines the amount of the adjustment. The guidance is effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, it is effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted.

On January 1, 2016, the Company adopted ASU No. 2015-16 Business Combination (Topic 805), Simplifying the Accounting for Measurement-Period Adjustments effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company’s results of operations, cash flows and net assets for any period.

Recent Accounting Pronouncements not yet adopted:

a) Inventory (subsequent to the adoption of ASU 2015-11, Simplifying the Measurement of Inventory):

In July 2015, the FASB issued ASU No. 2015-11 –Inventory.  ASU 2015-11 is part of FASB Simplification Initiative. Current guidance requires an entity to measure inventory at the lower of cost or market. Market could be the replacement cost, net realizable value or net realizable value less an approximately normal profit margin. Under this Update, the entities will be required to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendments under the Update more closely align measurement of inventory in US GAAP with the measurement of inventory in IFRS.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments of this Update should be applied prospectively with early application permitted. The Company does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.

b) Financial Instruments: In January 2016, the FASB issued ASU No. 2016-01—Financial Instruments – Overall (Subtopic 825-10) which includes the requirement for all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This update is effective for all entities for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is not permitted. The Company has not yet determined what impact, if any, the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.

c) Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company is analyzing the impact of the adoption of this guidance on the Company's consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

d) Revenue from Contracts with Customers: In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 simply clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance. The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606; namely, (1) “Assessing the Collectibility Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7),” (2) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” (3) “Noncash Consideration,” (4) “Contract Modifications at Transition,” (5) “Completed Contracts at Transition,” and (6)  “Technical Correction.” The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). The Company will adopt the standard in the first quarter of 2018 and preliminarily expect to use the modified retrospective method. However, the Company is in the process of reviewing its historical contracts to quantify the impact that the adoption of the standard will have on specific performance obligations.

e) Financial Instruments – Credit Losses: In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

f) Statement of Cash Flows: In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

g) Statement of Cash Flows (Topic 230) - Restricted Cash: In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

h) Compensation — Stock Compensation: In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU" or "Update") No. 2016-09- Compensation-Stock Compensation – Improvements to Employee Share-Based Payment Accounting (Topic 718) which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess Tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 including interim periods within that reporting period, however early adoption is permitted. The adoption of this ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements and accompanying notes.